UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21419
SPARX Asia Funds

(Exact name of registrant as specified in charter)
360 Madison Avenue
New York, New York 10017

(Address of principal executive offices) (Zip code)
Kevin T. Medina, Esq.
SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 452-5000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments — July 31, 2008 (unaudited)

Shares		Value
COMMON STOCKS - 95.9%

	Banks - 6.7%
483	Mizuho Financial Group, Inc.+	$2,312,705
337	Sumitomo Mitsui Financial Group, Inc.+	2,614,684
25,000	Suruga Bank, Ltd.+	311,637

		5,239,026

	Chemicals - 11.6%
139,000	Kao Corp.+	3,606,339
299,000	Taiyo Nippon Sanso Corp.+	2,470,957
42,900	Unicharm Corp.+	3,025,734

		9,103,030

	Communication - 0.1%
3,200	Zenrin Co., Ltd.+	52,795

	Construction - 2.6%
135,000	Kajima Corp.+	438,489
155,000	Obayashi Corp.+	665,886
79,000	Shimizu Corp.+	317,127
266,000	Taisei Corp.+	645,743

		2,067,245

	Electrical Appliances - 7.6%
18,200	Keyence Corp.+	3,975,561
8,000	Ricoh Co., Ltd.+	129,912
230,000	Toshiba Corp.+	1,493,304
40,000	Yaskawa Electric Corp.+	336,702

		5,935,479

	Glass & Ceramics Products - 1.2%
232,000	Nippon Sheet Glass Co., Ltd.+	944,718

	Iron & Steel - 4.3%
14,800	JFE Holdings, Inc.+	719,326
548,000	Sumitomo Metal Industries, Ltd.+	2,636,309

		3,355,635

	Land Transportation - 1.7%
242,000	Tokyu Corp.+	1,332,828

	Machinery - 4.3%
389,000	IHI Corp.+	747,307
69,000	Juki Corp.+	172,288
87,300	Komatsu, Ltd.+	2,168,029
28,000	Tadano, Ltd.+	249,634

		3,337,258

	Marine Transportation - 0.4%
42,000	Kawasaki Kisen Kaisha, Ltd.+	333,309

	Metal Products - 1.8%
135,000	NHK Spring Co., Ltd.+	950,660
20,600	Sumco Corp.+	467,501

		1,418,161

	Nonferrous Metals - 1.3%
77,000	Sumitomo Metal Mining Co., Ltd.+	984,394

	Other Products - 14.0%
264,000	Asics Corp.+	2,459,456
271,300	Fuji Seal International, Inc.+	4,822,654
632,000	Mizuno Corp.+	3,646,942

		10,929,052

	Pharmaceuticals - 2.5%
176,000	Rohto Pharmaceutical Co., Ltd.+	1,971,884

	Precision Instruments - 2.7%
11,300	Mani, Inc.+	740,505
26,700	Terumo Corp.+	1,378,830

		2,119,335

	Real Estate - 1.7%
364	NTT Urban Development Corp.+	501,981
8,540	Sumitomo Real Estate Sales Co., Ltd.+	309,758
60,700	Tokyu Livable, Inc.+	484,688

		1,296,427

	Retail Trade - 1.1%
11,300	Ryohin Keikaku Co., Ltd.+	661,595
6,000	St. Marc Holdings Co., Ltd.+	192,484

		854,079

	Securities - 0.2%
26,400	Kyokuto Securities Co., Ltd.+	187,095

	Services - 0.3%
439	Intelligence, Ltd.+	251,455

	Transportation Equipment - 12.8%
852,000	Isuzu Motors, Ltd.+	3,666,183
51,200	Shimano, Inc.+	2,363,852
315,000	T.RAD Co., Ltd.+	1,574,596
56,100	Toyota Motor Corp.+	2,418,332

		10,022,963

	Wholesale Trade - 17.0%
192	Chip One Stop, Inc.+*	80,881
264,000	Itochu Corp.+	2,623,496
487,000	Marubeni Corp.+	3,547,799
77,100	Misumi Group, Inc.+	1,452,911
121,200	Mitsubishi Corp.+	3,531,759
150,100	Sumitomo Corp.+	2,026,107

		13,262,953

	Total Common Stocks (Cost $82,286,027)	74,999,121

SHORT-TERM INVESTMENT - 4.0%
3,122,400	BlackRock Liquidity Funds TempFund Portfolio	3,122,400

	Total Short-term Investment (Cost $3,122,400)	3,122,400

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments (continued) — July 31, 2008 (unaudited)

Value
Total Investments - 99.9% (Cost $85,408,427)	$78,121,521

Net Other Assets And Liabilities - 0.1%	102,820

NET ASSETS - 100.0%	$78,224,341

+	Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggreagate market value of these securities are $ 74,999,121 or 95.9% of the net assets. (See note A).

*	Non-income producing.

Gross unrealized appreciation	$3,553,089
Gross unrealized depreciation	(10,839,995)

Gross unrealized depreciation	$(7,286,906)

Industry Concentration Table:
(% of Total Net Assets)

Wholesale Trade	17.0%
Other Products	14.0%
Transportation Equipment	12.8%
Chemicals	11.6%
Electrical Appliances	7.6%
Banks	6.7%
Iron & Steel	4.3%
Machinery	4.3%
Precision Instruments	2.7%
Construction	2.6%
Pharmaceuticals	2.5%
Metal Products	1.8%
Land Transportation	1.7%
Real Estate	1.7%
Nonferrous Metals	1.3%
Glass & Ceramics Products	1.2%
Retail Trade	1.1%
Marine Transportation	0.4%
Services	0.3%
Securities	0.2%
Communication	0.1%
Cash And Net Other Assets	4.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments — July 31, 2008 (unaudited)

Shares		Value
COMMON STOCKS - 95.7%

	Chemicals - 1.6%
16,000	Fujikura Kasei Co., Ltd.+	$141,649
5,300	Miraial Co., Ltd.+	110,354

		252,003

	Communication - 8.8%
14,300	Software Service, Inc.+	153,204
35,400	SRA Holdings, Inc.+	465,340
387	Telepark Corp.+	430,030
34,800	Tohokushinsha Film Corp.+	328,283

		1,376,857

	Electrical Appliances - 8.6%
144,000	Clarion Co., Ltd.+	244,972
1,924	MCJ Co., Ltd.+	283,581
11,900	Optex Co., Ltd.+	132,423
18,500	Shibaura Electronics Co., Ltd.+	234,551
22,000	Suzuki Co., Ltd.+	198,150
60,000	Tamura Corp.+	247,383

		1,341,060

	Industrial - 2.2%
35,300	Nihon Dengi Co., Ltd.+	339,581

	Information & Communications - 2.0%
267	Macromill, Inc.+	305,076

	Land Transportation - 3.5%
303	SBS Holdings, Inc.+	236,328
20,300	Trancom Co., Ltd.+	306,673

		543,001

	Machinery - 10.5%
96,000	Anest Iwata Corp.+	401,532
11,500	HIRATA Corp.+	103,097
12,400	Ishii Hyoki Co., Ltd.+	323,379
36,100	Nittoku Engineering Co., Ltd.+	320,384
26,600	SATO Corp.+	325,257
7,700	Yushin Precision Equipment Co., Ltd.+	167,948

		1,641,597

	Marine Transportation - 1.7%
55,000	Shinwa Kaiun Kaisha, Ltd.+	269,148

	Metal Products - 3.1%
1,700	Tocalo Co., Ltd.+	28,921
191,000	Tokyo Rope Manufacturing Co., Ltd.+	458,106

		487,027

	Mining - 2.8%
65,000	Kanto Natural Gas Development Co., Ltd.+	428,240

	Other Financial Business - 1.2%
279	Money Partners Co., Ltd.+	188,915

	Other Products - 8.9%
1,900	Furuya Metal Co., Ltd.+	306,795
335	Samantha Thavasa Japan, Ltd.+	396,488
27,200	Shoei Co., Ltd.+	305,765
316	SRI Sports, Ltd.+	387,284

		1,396,332

	Precision Instruments - 2.3%
3,500	Nakanishi, Inc.+	362,481

	Real Estate - 3.6%
291	RISA Partners, Inc.+	399,367
19,900	Tokyu Livable, Inc.+	158,901

		558,268

	Retail Trade - 7.8%
45,200	Himaraya Co., Ltd.+	221,978
100	Start Today Co., Ltd.+	302,353
82,400	Tokyo Derica Co., Ltd.+	299,058
75	Village Vanguard Co., Ltd.+	400,194

		1,223,583

	Services - 16.3%
380	Benefit One, Inc.+	343,614
48,800	Culture Convenience Club Co., Ltd.+	261,731
2,334	FujiStaff Holdings, Inc.+	412,793
146	Kakaku.com, Inc.+	391,588
294	Message Co., Ltd.+	404,711
131	Prestige International, Inc.+	194,235
34,700	Studio Alice Co., Ltd.+	506,787
48	United Technology Holdings Co., Ltd.+	36,087

		2,551,546

	Textiles And Apparels - 1.9%
60,000	Yamato International, Inc.+	295,859

	Wholesale Trade - 8.9%
47,400	Innotech Corp.+	171,505
112	Japan Wind Development Co., Ltd.+	317,604
117,000	Nippon Steel Trading Co., Ltd.+	336,639
23,100	Toshin Group Co., Ltd.+	374,770
41,100	Yonkyu Co., Ltd. (The)+	186,405

		1,386,923

	Total Common Stocks (Cost $15,958,837)	14,947,497

SHORT-TERM INVESTMENT - 10.8%
1,688,855	BlackRock Liquidity Funds TempFund Portfolio	1,688,855

	Total Short-term Investment (Cost $1,688,855)	1,688,855

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments (continued) — July 31, 2008 (unaudited)

Value
Total Investments - 106.5% (Cost $17,647,692)	$16,636,352

Net Other Assets And Liabilities — (6.5%)	(1,013,857)

NET ASSETS - 100.0%	$15,622,495

+	Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggreagate market value of these securities are $ 14,947,497 or 95.7% of the net assets. (See note A).

Gross unrealized appreciation	$607,318
Gross unrealized deppreciation	(1,618,658)

Gross unrealized deppreciation	$(1,011,340)

Industry Concentration Table:
(% of Total Net Assets)

Services	16.3%
Machinery	10.5%
Other Products	8.9%
Wholesale Trade	8.9%
Communication	8.8%
Electrical Appliances	8.6%
Retail Trade	7.8%
Real Estate	3.6%
Land Transportation	3.5%
Metal Products	3.1%
Mining	2.8%
Precision Instruments	2.3%
Industrial	2.2%
Information & Communications	2.0%
Textiles And Apparels	1.9%
Marine Transportation	1.7%
Chemicals	1.6%
Other Financial Business	1.2%
Cash And Net Other Assets	4.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Opportunities Fund
Portfolio of Investments — July 31, 2008 (unaudited)

Shares		Value
COMMON STOCKS - 90.8%

	Australia - 29.3%
11,815	Aristocrat Leisure, Ltd.+	$53,461
10,578	ASX, Ltd.+	341,158
114	Australia and New Zealand Banking Group, Ltd.+	1,726
36,290	Brambles, Ltd.+	278,960
230,778	ConnectEast Group+	206,101
6,365	Macquarie Group, Ltd.+	303,660
93,233	Macquarie Infrastructure Group+	224,058
48,375	Macquarie Media Group, Ltd., ELC+	160,972

		1,570,096

	Hong Kong - 22.4%
200,000	CNOOC, Ltd.+	295,070
285,000	Cross-Harbour Holdings, Ltd.+	248,457
83,000	Great Eagle Holdings, Ltd.+	237,707
142,491	Link REIT (The)+	317,977
3,300	Standard Chartered PLC+	99,245

		1,198,456

	India - 11.4%
4,610	Bharat Electronics, Ltd.+	104,322
3,470	Housing Development Finance Corp., Ltd.+	183,715
4,250	Infosys Technologies Ltd.+	157,343
1,100	Infosys Technologies, Ltd., ELC*	40,512
3,220	Infosys Technologies, Ltd., SP ADR	126,836

		612,728

	Malaysia - 3.5%
217,000	Resorts World BHD+	184,885

	Singapore - 9.4%
180,000	CapitaCommercial Trust+	250,707
51,000	Singapore Exchange, Ltd.+	250,673

		501,380

	South Korea - 10.2%
1,146	Hite Brewery Co., Ltd.*	209,424
1,446	Hite Holdings Co., Ltd.	64,883
11,510	Kangwon Land, Inc.+	272,903

		547,210

	Thailand - 1.6%
27,200	Bangkok Bank Public Co., Ltd.+	87,949

	United Kingdom - 3.0%
9,828	HSBC Holdings PLC+	161,730

	Total Common Stocks (Cost $5,455,886)	4,864,434

	Total Investments - 90.8% (Cost $5,455,886)	4,864,434

	Net Other Assets And Liabilities - 9.2%	493,129

	NET ASSETS - 100.0%	$5,357,563

+	Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggreagate market value of these securities are $ 4,422,779 or 82.6% of the net assets. (See note A).

*	Non-income producing.

ELC	Equity Linked Certificates

PLC	Public Limited Company

SP ADR	Sponsored American Depositary Receipt

Gross unrealized appreciation	$59,143
Gross unrealized depreciation	(650,595)

Gross unrealized depreciation	$(591,452)

Industry Concentration Table:
(% of Total Net Assets)

Diversified Financial Services	11.1%
Real Estate Investment Trusts	10.6%
Hotels, Restaurants & Leisure	9.6%
Transportation Infrastructure	8.0%
Commercial Banks	6.5%
IT Services	6.1%
Capital Markets	5.7%
Oil, Gas & Consumable Fuels	5.5%
Commercial Services & Supplies	5.2%
Beverages	5.1%
Diversified Consumer Services	4.7%
Real Estate Management & Development	4.4%
Thrifts & Mortgage Finance	3.4%
Media	3.0%
Aerospace & Defense	1.9%
Cash And Net Other Assets	9.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments — July 31, 2008 (unaudited)

Shares		Value
COMMON STOCKS - 82.4%

	Australia - 13.9%
6,655	Aristocrat Leisure, Ltd.+	$30,113
3,427	ASX, Ltd.+	110,526
6,089	Australia and New Zealand Banking Group, Ltd.+	92,182
24,714	Babcock & Brown Japan Property Trust+	17,495
12,010	Brambles, Ltd.+	92,320
81,410	ConnectEast Group+	72,705
815	Macquarie Group, Ltd.+	38,882
41,500	Macquarie Infrastructure Group+	99,733
27,984	Macquarie Media Group, Ltd.	93,072
10,140	Macquarie Media Group, Ltd., ELC+	33,742
14,631	TABCORP Holdings, Ltd.+	118,897
13,336	Transurban Group+	64,653

		864,320

	China - 2.6%
124,000	Anhui Expressway Co., Ltd.+	85,059
112,000	Zhejiang Express Co., Ltd.+	77,128

		162,187

	Hong Kong - 10.5%
352,000	Champion Real Estate Investment Trust+	167,187
19,000	Citic Pacific, Ltd.+	72,522
51,000	CNOOC, Ltd.+	75,243
27,600	Dah Sing Banking Group, Ltd.+	47,535
63,500	Hopewell Highway Infrastructure, Ltd.+	48,632
64,350	Link REIT (The)+	143,601
9,500	Swire Pacific, Ltd., Class A+	101,469

		656,189

	India - 4.2%
12,500	Colgate-Palmolive, Ltd., ELC*	118,990
19,150	Tata Chemicals, Ltd.+	142,119

		261,109

	Malaysia - 3.6%
115,500	PLUS Expressways Berhad+	102,418
22,400	Public Bank Berhad+	71,291
12,500	Tanjong PLC+	50,137

		223,846

	Philippines - 1.6%
1,050	Philippine Long Distance Telephone Co.+	59,547
200,000	San Miguel Brewery Hong Kong, Ltd.*	38,039

		97,586

	Singapore - 10.5%
76,000	CapitaCommercial Trust+	105,854
47,000	ComfortDelGro Corp., Ltd.+	53,444
43,000	MobileOne, Ltd.+	63,323
22,000	Singapore Exchange, Ltd.+	108,133
129,000	Singapore Post, Ltd.+	97,792
12,000	Singapore Press Holdings, Ltd.+	35,229
53,000	SMRT Corp., Ltd.+	68,721
109,000	Suntec Real Estate Investment Trust+	122,869

		655,365

	South Korea - 12.3%
3,090	Hyundai Motor Co., Ltd.+†	85,807
10,390	Kangwon Land, Inc.+	246,348
10,130	Korea Exchange Bank+	131,536
910	KT Corp.+	37,499
16,300	Macquarie Korea Infrastructure Fund+	99,791
5,750	Pusan Bank+	69,813
846	S-Oil Corp.+	57,286
210	SK Telecom Co., Ltd.+	40,027

		768,107

	Taiwan - 23.2%
157,000	Chang Hwa Commercial Bank+	94,926
27,000	Chunghwa Telecom Co., Ltd.+	68,339
41,000	Coretronic Corp.+	43,108
31,000	Delta Electronics, Inc.+	78,904
38,000	Far Eastern Textile, Ltd.+	48,379
70,291	Far EasTone Telecommunications Co., Ltd.+	114,619
129,000	First Financial Holding Co., Ltd.+	107,943
112,000	Fubon Financial Holding Co., Ltd.+	98,862
16,000	Huaku Construction Co.+*	38,881
75,000	Hung Poo Real Estate Development Corp.+	88,995
15,000	Novatek Microelectronics Corp., Ltd.+*	34,013
42,230	Quanta Computer, Inc.+	59,928
28,000	Sincere Navigation Corp.+	49,797
102,722	Taiwan Mobile Co., Ltd.+	184,698
50,252	Taiwan Semiconductor Manufacturing Co., Ltd.+	90,785
207,000	Teco Electric & Machinery Co., Ltd.+	99,084
61,000	Wan Hai Lines, Ltd.+	36,238
73,000	Wistron Corp.+	106,439

		1,443,938

	Total Common Stocks (Cost $5,800,061)	5,132,647

SHORT-TERM INVESTMENT - 13.4%
833,466	BlackRock Liquidity Funds TempFund Portfolio	833,466

	Total Short-term Investment (Cost $833,466)	833,466

	Total Investments - 95.8% (Cost $6,633,527)	5,966,113

	Net Other Assets And Liabilities - 4.2%	261,530

	NET ASSETS - 100.0%	$6,227,643

+	Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggreagate market value of these securities are $ 4,882,546 or 78.4% of the net assets. (See note A).

*	Non-income producing.
See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments (continued) — July 31, 2008 (unaudited)

†	Preference stock.

ELC	Equity Linked Certificates

PLC	Public Limited Company

Gross unrealized appreciation	$102,446
Gross unrealized depreciation	(769,860)

Gross unrealized depreciation	$(667,414)

Industry Concentration Table:
(% of Total Net Assets)

Transportation Infrastructure	10.4%
Commercial Banks	9.9%
Real Estate Investment Trusts	8.9%
Wireless Telecommunication Services	7.4%
Hotels, Restaurants & Leisure	6.3%
Diversified Financial Services	5.1%
Real Estate Management & Development	3.7%
Computers & Peripherals	2.7%
Media	2.6%
Chemicals	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electronic Equipment & Instruments	2.0%
Industrial Conglomerates	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Personal Products	1.9%
Road & Rail	1.9%
Diversified Telecommunication Services	1.7%
Air Freight & Logistics	1.6%
Electrical Equipment	1.6%
Commercial Services & Supplies	1.5%
Automobiles	1.4%
Marine	1.4%
Independent Power Producers & Energy Traders	0.8%
Beverages	0.6%
Capital Markets	0.6%
Cash And Net Other Assets	17.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX Asia Funds
Notes to Portfolio of Investments
July 31, 2008 (unaudited)
a. Investment Valuation
Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchases; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.
Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts of futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values. Because the Funds invest in Asian securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.
b. Securities Transactions and Investment Income
Securities transactions are accounted for on trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
c. Foreign Currency
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Funds’ concentration in securities issued by companies located in Asia, the Funds will be particularly subject to the risks of any adverse social, political, and economic events which occur in Asia or affect Asian markets, and the value of the Funds’ shares may be more volatile than funds that do not similarly concentrate their investments.
d. Forward Contracts
The Funds may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the

SPARX Asia Funds
Notes to Portfolio of Investments
July 31, 2008 (unaudited)
(continued)
foreign currency in the U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.
e. New Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SPARX Asia Funds

By (Signature and Title)*	/s/ Evan Gartenlaub
Evan Gartenlaub, President
(principal executive officer)

Date August 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Evan Gartenlaub
Evan Gartenlaub, President
(principal executive officer)

Date August 11, 2008

By (Signature and Title)*	/s/ Hoi Fong
Hoi Fong, Treasurer
(principal financial officer)

Date August 11, 2008

*	Print the name and title of each signing officer under his or her signature.